Document and Entity Information	Sep. 04, 2019
Document And Entity Information [Line Items]
Entity Address, Postal Zip Code	HM08
Entity Address, City or Town	Pembroke
Amendment Flag	false
Entity Central Index Key	0001091748
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	1-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	110 Pitts Bay Road
Entity Address, Country	BM
City Area Code	441
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE